HSBC FUNDS

HSBC Emerging Markets Debt Fund
HSBC Global High Yield Bond Fund
HSBC Global High Income Bond Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 1, 2019
to the Prospectus and Statement of Additional Information each dated February 28, 2018
(as supplemented from time to time)

As of January 31, 2019, shares of the Funds are no longer offered pursuant to this prospectus and statement of additional information. Rather, shares of the Funds are offered pursuant to a separate prospectus and statement of additional information dated January 31, 2019.

You can obtain a copy of the Funds’ prospectus and statement of additional information dated January 31, 2019 on the Funds’ website at https://investorfunds.us.hsbc.com or by calling 1-800-782-8183.

Accordingly, effective immediately, all references to the Funds in this prospectus and statement of additional information are deleted in their entirety.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THIS PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.